Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Summary of reconciliation of carrying amount of property, plant and equipment
i)                   Reconciliation of carrying amount

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2024		78	297	592	67	1,034
Additions		13	30	150	12	205
Acquisition through business combination		*	1	*	*	1
Write-offs/disposal		(12)	(20)	(60)	(1)	(93)
Effects of movements in exchange rates		(2)	*	(20)	*	(22)
At December 31, 2024		77	308	662	78	1,125
Additions		20	57	284	13	374
Acquisition through business combination	27	—	28	—	1	29
Write-offs/disposal		(11)	(23)	(55)	(6)	(95)
Effects of movements in exchange rates		1	20	26	5	52
At December 31, 2025		87	390	917	91	1,485

	Note	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)		$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2024		63	125	298	36	522
Depreciation for the year		12	44	57	9	122
Write-offs/disposal		(12)	(19)	(45)	(1)	(77)
Effects of movements in exchange rates		(1)	*	(8)	*	(9)
At December 31, 2024		62	150	302	44	558
Depreciation for the year		14	47	73	11	145
Write-offs/disposal		(11)	(21)	(39)	(6)	(77)
Impairment loss		—	—	*	—	*
Effects of movements in exchange rates		1	12	11	4	28
At December 31, 2025		66	188	347	53	654
Carrying amounts
At January 1, 2024		15	172	294	31	512
At December 31, 2024		15	158	360	34	567
At December 31, 2025		21	202	570	38	831
*Amount less than $1 million